Related party transaction (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related party transactions
Schedule of related party transactions

	Three months	Three months
	ended March 31,	ended March 31,
	2021	2020
	$	$
Share-based compensation for consulting arrangements	—	554,888
Consulting fees to shareholder	—	72,424
Consulting fees on business activities to Board member	29,986	22,162
Reimbursement to Board member for occupancy costs	17,235	—
	47,221	649,474

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
	$	$
Share-based compensation for consulting arrangement	1,109,776	—
Consulting fees to shareholder	164,812	—
Consulting fees on business activities to Board member	90,975	—
Reimbursement to Board member for occupancy costs	21,315	—
	1,386,878	—